FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Corporate borrowings	$ 3,666	$ 2,719
Non-recourse borrowings	26,567	26,534
Subsidiary and corporate borrowings	30,233	29,253
Preferred shares	20	20
Cash and cash equivalents	(2,117)	(1,924)
Consolidated net debt	28,136	27,349
Total partnership capital	25,554	26,391	$ 21,673	$ 22,177
Total capital and consolidated net debt	$ 53,690	$ 53,740
Consolidated net debt to capitalization ratio	52.00%	51.00%